                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                               ---------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 ----------------
 This Amendment (Check only one.):        [  ]   is a restatement.
                                          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
             --------------------------------------------------------
Address:       1550 Utica Avenue South, Suite 950
             --------------------------------------------------------
               Minneapolis, Minnesota 55416
             --------------------------------------------------------

             --------------------------------------------------------

Form 13F File Number:  28- 2786
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          James R. Jundt
             --------------------------------------------------------
Title:         Chairman and Chief Executive Officer
             --------------------------------------------------------
Phone:         (612) 541-0677
             --------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ James R. Jundt           Minneapolis, Minnesota          August 9,1999
-------------------------     ---------------------------     ------------------
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
                                          ------------------------------

Form 13F Information Table Entry Total:   93
                                          ------------------------------

Form 13F Information Table Value Total:   $ 374,016
                                          ------------------------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
  ------------------------ -------------- ----------- ----------  -------------------  ---------- -------- ---------------------

                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
  ------------------------ -------------- ----------- ----------  -------   ---  ----  ---------- -------- --------   ------  ------
A D C TELECOMMUNICATIONS       COMMON          886101  $   2,469     54,200  SH           SOLE                54,200     0
AHL SVCS INC                   COMMON         1296102  $     601     24,100  SH           SOLE                24,100     0
AMERICA ONLINE INC DEL         COMMON       02364J104  $   6,578     59,800  SH           SOLE                59,800     0
AMGEN INC                      COMMON        31162100  $   3,038     49,900  SH           SOLE                49,900     0
AT HOME CORP                   COMMON        45919107  $   1,802     33,400  SH           SOLE                33,400     0
AUTOBYTEL COM INC              COMMON       05275N106  $     708     33,900  SH           SOLE                33,900     0
AUTOZONE INC                   COMMON        53332102  $   2,741     91,000  SH           SOLE                91,000     0
BED BATH & BEYOND INC          COMMON        75896100  $   1,671     43,400  SH           SOLE                43,400     0
BEST BUY INC                   COMMON        86516101  $     729     10,800  SH           SOLE                10,800     0
BEST SOFTWARE INC              COMMON        86579109  $     526     32,600  SH           SOLE                32,600     0
BIOGEN INC                     COMMON        90597105  $   2,791     43,400  SH           SOLE                43,400     0
BIOMATRIX INC                  COMMON       09060P102  $   8,854    410,600  SH           SOLE               410,600     0
CSG SYS INTL INC               COMMON       126349109  $     519     19,800  SH           SOLE                19,800     0
CABLEVISION SYS CORP           COMMON       12686C109  $  13,986    199,800  SH           SOLE               199,800     0
CENTOCOR INC                   COMMON       152342101  $   9,311    199,700  SH           SOLE               199,700     0
CISCO SYS INC                  COMMON       17275R102  $  11,099    172,250  SH           SOLE               172,250     0
CITRIX SYS INC                 COMMON       177376100  $     723     12,800  SH           SOLE                12,800     0
COMPUWARE CORP                 COMMON       205638109  $   1,486     46,700  SH           SOLE                46,700     0
COM21 INC                      COMMON       205937105  $     444     26,000  SH           SOLE                26,000     0
CONCUR TECHNOLOGIES INC        COMMON       206708109  $     478     17,000  SH           SOLE                17,000     0
DELL COMPUTER CORP             COMMON       247025109  $   9,557    258,300  SH           SOLE               258,300     0
DITECH COMMUNICATIONS CO       COMMON       25500M103  $   1,000     50,000  SH           SOLE                50,000     0
DSET CORP                      COMMON       262504103  $   3,929    281,900  SH           SOLE               281,900     0
E M C CORP MASS                COMMON       268648102  $   2,079     37,800  SH           SOLE                37,800     0
ESPS INC                       COMMON       269129102  $     186     25,000  SH           SOLE                25,000     0
ECHOSTAR COMMUNICATNS          COMMON       278762109  $  10,265     66,900  SH           SOLE                66,900     0
ECLIPSE SURGICAL TECHNOL       COMMON       278849104  $     399     36,900  SH           SOLE                36,900     0

          COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
  ------------------------ -------------- ----------- ----------  -------------------  ---------- -------- ---------------------

                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
  ------------------------ -------------- ----------- ----------  -------   ---  ----  ---------- -------- --------   ------  ------
ECLIPSYS CORP                  COMMON       278856109  $   1,135     47,400  SH           SOLE                47,400     0
EXCHANGE APPLICATIONS          COMMON       300867108  $   1,304     32,000  SH           SOLE                32,000     0
FACTSET RESH SYS INC           COMMON       303075105  $     747     13,200  SH           SOLE                13,200     0
FAMOUS DAVES AMER INC          COMMON       307068106  $   1,018    402,000  SH           SOLE               402,000     0
F5 NETWORKS INC                COMMON       315616102  $   1,435     35,000  SH           SOLE                35,000     0
GENESYS TELECOMMUNICATION      COMMON       371931106  $     503     20,100  SH           SOLE                20,100     0
GREAT PLAINS SOFTWARE          COMMON       3.91E+109  $     472     10,000  SH           SOLE                10,000     0
HEARTPORT INC                  COMMON       421969106  $     637    268,000  SH           SOLE               268,000     0
HOME DEPOT INC                 COMMON       437076102  $  10,023    155,546  SH           SOLE               155,546     0
IMMUNEX CORP NEW               COMMON       452528102  $   6,601     51,800  SH           SOLE                51,800     0
INFORMIX CORP                  COMMON       456779107  $   1,813    212,500  SH           SOLE               212,500     0
INTEL CORP                     COMMON       458140100  $   8,592    144,400  SH           SOLE               144,400     0
INTUIT                         COMMON       461202103  $   2,524     28,000  SH           SOLE                28,000     0
LEGATO SYSTEMS INC             COMMON       524651106  $     641     11,100  SH           SOLE                11,100     0
LILLY ELI & CO                 COMMON       532457108  $   5,078     70,900  SH           SOLE                70,900     0
LINENS N THINGS INC            COMMON       535679104  $     919     21,000  SH           SOLE                21,000     0
LUCENT TECHNOLOGIES INC        COMMON       549463107  $   1,436     21,300  SH           SOLE                21,300     0
MCI WORLDCOM INC               COMMON       55268B106  $   6,394     74,300  SH           SOLE                74,300     0
MACROVISION CORP               COMMON       555904101  $   1,385     18,500  SH           SOLE                18,500     0
MARIMBA INC                    COMMON       56781Q109  $     316      6,000  SH           SOLE                 6,000     0
MEDTRONIC INC                  COMMON       585055106  $   1,324     17,000  SH           SOLE                17,000     0
MERCK & CO INC                 COMMON       589331107  $   6,052     82,200  SH           SOLE                82,200     0
MICROSOFT CORP                 COMMON       594918104  $  13,889    154,000  SH           SOLE               154,000     0
MONSANTO CO                    COMMON       611662107  $  20,090    507,800  SH           SOLE               507,800     0
NETWORK APPLIANCE INC          COMMON       64120L104  $   2,403     43,000  SH           SOLE                43,000     0
NETWORK PLUS                   COMMON       64122D506  $     574     27,500  SH           SOLE                27,500     0
NEW ERA OF NETWORKS INC        COMMON       644312100  $     980     22,300  SH           SOLE                22,300     0
NEXTEL COMMUNICATIONS IN       COMMON       65332V103  $   7,413    147,700  SH           SOLE               147,700     0
NFRONT INC                     COMMON       65334N109  $     532     35,000  SH           SOLE                35,000     0
NOKIA CORP                     COMMON       654902204  $  10,420    113,800  SH           SOLE               113,800     0
NOVELL INC                     COMMON       670006105  $  12,153    458,600  SH           SOLE               458,600     0
P F CHANGS CHINA BISTRO        COMMON       69333Y108  $     504     23,300  SH           SOLE                23,300     0

          COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
  ------------------------ -------------- ----------- ----------  -------------------  ---------- -------- ---------------------

                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
  ------------------------ -------------- ----------- ----------  -------   ---  ----  ---------- -------- --------   ------  ------
PERCLOSE INC                   COMMON       71361C107  $     793     16,500  SH           SOLE                16,500     0
PEREGRINE SYSTEMS INC          COMMON       71366Q101  $     539     21,000  SH           SOLE                21,000     0
PETSMART INC                   COMMON       716768106  $   4,116    401,600  SH           SOLE               401,600     0
PINNACLE HLDGS INC             COMMON       72346N101  $   3,798    155,000  SH           SOLE               155,000     0
PREVIEW TRAVEL INC             COMMON       74137R101  $   1,419     64,700  SH           SOLE                64,700     0
QUALCOMM INC                   COMMON       747525103  $   1,579     11,000  SH           SOLE                11,000     0
QWEST COMMUNICATIONS INT       COMMON       749121109  $   6,718    203,200  SH           SOLE               203,200     0
RUBIOS RESTAURANTS INC         COMMON       78116B102  $     682     44,200  SH           SOLE                44,200     0
SALESLOGIX CORP                COMMON       79466P105  $     561     37,700  SH           SOLE                37,700     0
SAPIENT CORP                   COMMON       803062108  $   1,172     20,700  SH           SOLE                20,700     0
SCHERING PLOUGH CORP           COMMON       806605101  $   7,334    139,700  SH           SOLE               139,700     0
SCHLUMBERGER LTD               COMMON       806857108  $     338      5,300  SH           SOLE                 5,300     0
SECURITY DYNAMICS TECH         COMMON       814208104  $   1,602     75,400  SH           SOLE                75,400     0
SELECT COMFORT CORP            COMMON       81616X103  $   4,926    551,200  SH           SOLE               551,200     0
SIEBEL SYSTEMS INC             COMMON       826170102  $   3,793     57,200  SH           SOLE                57,200     0
SKECHERS U S A INC             COMMON       830566105  $     630     60,000  SH           SOLE                60,000     0
STAPLES INC                    COMMON       855030102  $   3,094    100,009  SH           SOLE               100,009     0
STARBUCKS CORP                 COMMON       855244109  $  12,557    334,300  SH           SOLE               334,300     0
STARMEDIA NETWORK INC          COMMON       855546107  $   6,143     95,800  SH           SOLE                95,800     0
SUNRISE ASSISTED LIVNG         COMMON       86768K106  $     910     26,100  SH           SOLE                26,100     0
TV GUIDE INC                   COMMON       87307Q109  $   4,629    126,400  SH           SOLE               126,400     0
TELLABS INC                    COMMON       879664100  $   7,499    111,000  SH           SOLE               111,000     0
TERAYON COMMUNICATION SY       COMMON       880775101  $     844     15,100  SH           SOLE                15,100     0
TEXAS INSTRS INC               COMMON       882508104  $   5,198     36,100  SH           SOLE                36,100     0
TIME WARNER INC                COMMON       887315109  $  11,293    155,500  SH           SOLE               155,500     0
TIME WARNER TELECOM INC        COMMON       887319101  $   8,320    286,900  SH           SOLE               286,900     0
UNIPHASE CORP                  COMMON       909149106  $     714      4,300  SH           SOLE                 4,300     0
UNISYS CORP                    COMMON       909214108  $   3,645     93,600  SH           SOLE                93,600     0
UNITED THERAPEUTICS CORP       COMMON       91307C102  $     422     35,500  SH           SOLE                35,500     0
VERITAS SOFTWARE CO            COMMON       923436109  $   1,690     17,800  SH           SOLE                17,800     0
VIATEL INC                     COMMON       925529208  $   9,726    173,300  SH           SOLE               173,300     0
VISX INC DEL                   COMMON       92844S105  $   9,661    122,000  SH           SOLE               122,000     0

          COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
  ------------------------ -------------- ----------- ----------  -------------------  ---------- -------- ---------------------

                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
  ------------------------ -------------- ----------- ----------  -------   ---  ----  ---------- -------- --------   ------  ------
WAL MART STORES INC            COMMON       931142103  $   1,303     27,000  SH           SOLE                27,000     0
GEMSTAR INTL GROUP LTD         COMMON       G3788V106  $  19,092    292,600  SH           SOLE               292,600     0

TOTALS                                                 $ 374,016  9,530,905                                9,530,905     0